CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (1,605,709)	$ (445,001)	$ (1,544,534)	$ (194,215)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	421	99	585	99
Stock based compensation	34,000	45,000	311,240	30,000
Amortization of debt discount	26,755		18,211
Unrealized loss on change in fair value of derivative liabilities	1,054,577		73,974
Changes in operating assets and liabilities:
Inventory	(22,935)		(6,533)
Accounts payable	(162,182)	116,905	244,094	64,279
Accrued expenses	(88,375)		65,738
Prepaid expenses			(3,313)
Total Adjustments	842,261	162,004	703,996	94,378
Net Cash Used in Operating Activities	(763,448)	(282,997)	(840,538)	(99,837)
Cash flows from Investing Activities
Purchase of equipment	(1,995)		(6,436)	(1,982)
Net Cash Used in Investing Activities	(1,995)		(6,436)	(1,982)
Cash flows from Financing Activities
Proceeds received in connection with issuance of common stock and warrants, net	799,994		588,780
Proceeds received in connection with issuance of common stock, net		51,000	51,000	158,000
Proceeds from convertible notes payable		75,000	75,000	75,000
Proceeds from exercise of common stock warrants			300,000
Capital contributions-founders				4,300
Proceeds from advances made by officer		25,000	64,000
Repayments of advances made by officer			(64,000)
Net Cash Provided by Financing Activities	799,994	151,000	1,014,780	237,300
Net Increase (Decrease) in Cash	34,551	(131,997)	167,806	135,481
Cash - Beginning of Period	303,626	135,820	135,820	339
Cash - End of Period	338,177	3,823	303,626	135,820
Supplemental Disclosures of Cash Flow Information:
Interest
Taxes
Non-cash financing activities:
Conversion feature in connection with note payable issuance			44,966
Retirement of common stock by officers	28		14
Issuance of warrants in connection with offering (Note 8)			1,531,303
Recognition of liability in connection with warrant issuance	3,431,541
Reclassification of warrant liability to additional paid in capital in connection with warrant modification	6,037,639
Issuance of common stock in connection with conversion of note payable and accrued interest	171,485
Reclassification of conversion feature liability in connection with note conversion	$ 98,722